Financial Risk Management - Summary of Details of Amounts Presented in Different Currency (Detail)
€ in Thousands, £ in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 PEN (S/)	Oct. 23, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Statements [Line Items]
Cash and cash equivalents	R$ 223,302										R$ 660,305											R$ 136,581	R$ 102,569
Financial instruments at fair value through profit or loss	1,531,036										1,168,355
Accounts receivable	227,951										101,523
Taxes recoverable	22,137										2,219
Current assets	2,061,457										1,955,582
Financial instruments at fair value through profit or loss	140,824										7,146
Financial instruments at amortized cost	3,654										471,109
Investments accounted for using equity method	55,081										0
Deferred tax assets	31,346										13,487											9,241
Non-current assets	1,523,594										344,137
Trade payables	11,527										1,869
Leases	33,303										24,381
Accounts payable	38,667										6,020
Loans and obligations	45,220										76,722
Labor and social security obligations	182,071										101,506
Taxes and contributions payable	40,855										24,853
Current liabilities	351,643										235,351
Loans and obligations	816,322										540,369
Lease	86,152										48,431
Labor and secutiry obligations	8,992										5,357
Deferred taxes	5,086										3,883											R$ 8,340
Non-current liabilities	1,291,365										683,594
Foreign exchange risk [member]
Statements [Line Items]
Cash and cash equivalents	96,259										486,977
Financial instruments at fair value through profit or loss	102,626										606
Accounts receivable	171,744										5,927
Taxes recoverable	18,940										0
Other receivables	25,921										2,381
Current assets	415,490										495,891
Financial instruments at fair value through profit or loss	120,846										0
Financial instruments at amortized cost	6,991										0
Other receivables	1,949										29
Investments accounted for using equity method	55,081										0
Deferred tax assets	10,313										0
Leases, property and equipment	89,130										2,684
Non-current assets	284,310										2,655
Trade payables	11,527										589
Leases	12,038										0
Accounts payable	6,402										0
Loans and obligations	7,200										6,993
Labor and social security obligations	69,235										5,485
Taxes and contributions payable	19,705																				R$ 0
Current liabilities	126,107										13,067
Other payables	309										242
Loans and obligations	577,982										424,340
Lease	40,531										940
Labor and secutiry obligations	341										0
Deferred taxes	496										0
Non-current liabilities	619,659										425,522
Net Equity	R$ (45,966)	$ (260,868)	€ 2,096	£ 15,445	$ 120,484	$ 1,239	$ 13,352	$ 12,706	$ 11,366	S/ 38,214	R$ 59,957	$ 59,957	€ 0	£ 0	$ 0	$ 0	$ 0	$ 0	$ 0	S/ 0